Fair Value of Financial Instruments - Summary of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Series A Warrant liability [Member]
Liabilities
Warrant liability	$ 3,582,000	$ 857,362
Series B Warrant liability [Member]
Liabilities
Warrant liability	14,180,000	17,438,731
Series C Warrant liability [Member]
Liabilities
Warrant liability	2,549,000		1,464,877
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Warrant liability	20,311,000	18,296,000	1,464,877
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series A Warrant liability [Member]
Liabilities
Warrant liability	3,582,000	857,000
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series B Warrant liability [Member]
Liabilities
Warrant liability	14,180,000	17,439,000
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series C Warrant liability [Member]
Liabilities
Warrant liability	2,549,000
Fair Value, Measurements, Recurring [Member] | Money market fund [Member]
Assets
Cash and cash equivalents	6,472,000	7,892,000	1,256,752
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Warrant liability	3,582,000	857,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Convertible preferred stock warrant liability [Member] | Series A Warrant liability [Member]
Liabilities
Warrant liability	3,582,000	857,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Money market fund [Member]
Assets
Cash and cash equivalents	6,472,000	7,892,000	1,256,752
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Warrant liability	16,729,000	17,349,000	1,464,877
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Convertible preferred stock warrant liability [Member] | Series B Warrant liability [Member]
Liabilities
Warrant liability	14,180,000	17,439,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Convertible preferred stock warrant liability [Member] | Series C Warrant liability [Member]
Liabilities
Warrant liability	$ 2,549,000